Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 23,541,824	$ 28,643,179
Total non current assets	16,999,675	18,355,604
Total assets	40,541,499	46,998,783	$ 34,963,796
Total current liabilities	5,298,938	3,853,363
Total non current liabilities	10,854,845	9,623,493
Total liabilities	16,153,783	13,476,856	8,431,490
EQUITY
Contributed equity	221,091,591	213,232,719
Reserves	65,533,954	64,874,040
Total equity	24,387,716	33,521,927	$ 26,532,306	$ 35,317,513
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	16,552,243	23,589,353
Total non current assets	17,596,298	18,698,068
Total assets	34,148,541	42,287,421
Total current liabilities	514,516	615,027
Total non current liabilities	11,813,178	10,630,814
Total liabilities	12,327,694	11,245,841
EQUITY
Contributed equity	221,091,591	213,232,719
Reserves	65,407,796	64,615,312
Accumulated losses	(264,678,540)	(246,806,451)
Total equity	$ 21,820,847	$ 31,041,580